Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Distributions (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholder remuneration system and earnings per share
Dividends per share (in eur per share)	€ 4.85	€ 0.0275
Maximum amount intended for dividends per share (in eur per share)				€ 5.15
Share buyback program, first program, shares repurchased, amount			€ 841
Share buyback program, second program, expected shares to be repurchased, amount				€ 865
Dividends recognised as distributions to owners		€ 477		€ 1,961	€ 826	€ 3,612